Financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2015, the Company had the following outstanding interest rate derivatives:

Fixed per annum	Notional	Maximum
rate swapped for	amount as of	notional
LIBOR	December 31, 2015	amount(1)	Effective date	Ending date
5.6400%	$694,987	$694,987	August 31, 2007	August 31, 2017	(2)
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.9450%	243,542	243,542	January 30, 2014	May 31, 2019
5.6000%	162,400	162,400	June 23, 2010	December 23, 2021	(2)
5.5950%	95,500	95,500	August 28, 2009	August 28, 2020	(3)
5.2600%	95,500	95,500	July 3, 2006	February 26, 2021	(2)
5.4975%	47,100	47,100	July 31, 2012	July 31, 2019	(3)
5.1700%	24,000	24,000	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)	Swap counterparty has an early termination right in 2016 which may require the Company to settle the swap at the early termination date

Schedule of Derivatives	The following provides information about the Company’s derivatives:
	2015	2014
Fair value of financial instruments asset	$33,632	$37,677
Fair value of financial instruments liability	338,146	395,443

Schedule of Financial Instruments, Effect of the Master Netting Agreement

	Gross amounts
	of recognized	Amounts subject
	assets and	to master netting
December 31, 2015	liabilities	agreement	Net amount
Derivative assets	$33,632	$21,964	$11,668
Derivative liabilities	338,146	21,964	316,182
Net liability	$(304,514)	$—	$(304,514)

	Gross amounts
	of recognized	Amounts subject
	assets and	to master netting
December 31, 2014	liabilities	agreement	Net amount
Derivative assets	$37,677	$26,625	$11,052
Derivative liabilities	395,443	26,625	368,818
Net liability	$(357,766)	$—	$(357,766)

Schedule of Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2015	2014	2013
Gain/(Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$(54,576)	$(105,694)	$60,504
Loss reclassified from AOCL to net earnings(1)
Interest expense	$(3,319)	$(4,259)	$(5,330)
Depreciation and amortization	(1,078)	(1,052)	(882)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.